Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 18,659,655	$ 20,029,552	$ 24,988,171
Operating expenses:
Cost of revenues	(21,548,566)	(24,084,598)	(27,092,577)
General and administrative expenses	(49,248,578)	(15,130,045)	(9,040,589)
Selling and marketing expenses	(9,347,807)	(7,347,777)	(1,646,144)
Research and development expenses	(1,963,025)	(1,954,842)	(1,877,907)
Other expenses	(3,055,655)	(2,773,643)	(399,124)
Other income	1,194,039	657,926	187,063
Total operating expenses	(83,969,592)	(50,632,979)	(39,869,278)
Loss from operations	(65,309,937)	(30,603,427)	(14,881,107)
Financial income	1,408,491	3,561,427	2,567,118
Financial expense	(9,979,536)	(6,772,719)	(1,931,889)
Loss before income tax expense	(73,880,982)	(33,814,719)	(14,245,878)
Income tax expense
Net loss	(73,880,982)	(33,814,719)	(14,245,878)
Net loss attributable to stockholders	(73,880,982)	(33,814,719)	(14,245,878)
Other comprehensive loss
Foreign currency translation adjustments			(336,705)
Total comprehensive loss	$ (73,880,982)	$ (33,814,719)	$ (14,582,583)
Net loss per share
Weighted average shares used to compute basic net loss per share (in Shares)	58,966,238	50,578,134	44,110,188
Weighted average shares used to compute diluted net loss per share (in Shares)	58,966,238	50,578,134	44,110,188
Net loss per common share – basic (in Dollars per share)	$ (1.25)	$ (0.67)	$ (0.32)
Net loss per common share – diluted (in Dollars per share)	$ (1.25)	$ (0.67)	$ (0.32)